Asset Impairment	6 Months Ended
Jun. 30, 2026
Asset Impairment
Asset Impairment

8. Asset Impairment

During the quarter ended June 30, 2026, the Company experienced a sustained decline in its stock price and market capitalization. As management met with potential investors and concluded they would not be able to raise additional capital, management had strong market indications that the value of its long-lived assets might not be recoverable. In addition, on July 14, 2026, the Company announced that it entered into an Agreement and Plan of Merger and Reorganization with Avere Therapeutics and its Board of Directors had approved a restructuring and workforce reduction plan intended to align the Company’s operations with its anticipated needs pending completion of the proposed merger. The Company also announced its intention to dispose of certain long-lived assets, including right-of-use assets. See Note 15, Subsequent Events.

These events are circumstances under ASC 360-10, Impairment and Disposal of Long-Lived Assets, that indicate the carrying value of its long-lived assets, including right-of-use assets, may not be recoverable. As a clinical stage life sciences company with one segment and no revenue, the Company concluded the applicable asset group was the entire company. The Company took an income approach to estimate the undiscounted cash flow for the asset group driven by the amount of proceeds generated in an asset purchase agreement entered into subsequent to June 30, 2026. See Note 15, Subsequent Events. Comparing the estimated undiscounted cash flows from the sale of equipment to the carrying value of the long-lived assets, the Company determined an impairment was present and recorded $5.1 million of impairment charges related to operating right-of-use assets and property and equipment for the three and six-months ended June 30, 2026.

Assumptions used in this analysis included estimates of the salvage value for property and equipment that is no longer in use. This assumption is considered a nonrecurring Level 3 estimate.